State Street Bank and Trust Company
Legal Administration Services Department
P.O. Box 5049
Boston, MA 02206-5049
January 23, 2008
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: Office of Filings, Information & Consumer Services
Re:     Scottish Widows Investment Partnership Trust (the “Trust”), File No. 333-135065
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Trust’s Prospectus and Statement of Additional Information, dated January 18, 2008, that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on January 18, 2008.
If you have any questions, please contact me at (617) 662-3239.
Sincerely,
/s/ Michael Hill
Michael Hill
Paralegal